Life Insurance Operations (Gains or Losses Relating to Variable Annuity and Variable Life Insurance Contracts) (Detail) - Variable Annuity and Variable Life Insurance Contracts - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Life insurance premiums and related investment income
Net realized and unrealized gains or losses from investment assets	¥ 37,016	¥ (33,318)	¥ 174,602
Net gains or losses from derivative contracts	(10,568)	1,633	(28,227)
Life insurance costs
Changes in the fair value of the policy liabilities and policy account balances	(189,481)	(459,482)	(510,961)
Insurance costs recognized for insurance and annuity payouts as a result of insured events	185,830	418,731	611,663
Changes in the fair value of the reinsurance contracts	15,739	(1,817)	36,072
Foreign exchange contracts
Life insurance premiums and related investment income
Net gains or losses from derivative contracts	220	496	(1,680)
Futures
Life insurance premiums and related investment income
Net gains or losses from derivative contracts	(9,118)	1,116	(10,216)
Options held
Life insurance premiums and related investment income
Net gains or losses from derivative contracts	¥ (1,670)	¥ 21	¥ (16,331)